Investments in Associates and Joint Ventures - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [abstract]
Loss from associates and joint ventures not recognized	₩ 1,908	₩ 4,391
Accumulated comprehensive loss of associates and joint ventures not recognized	₩ 6,475	₩ 17,045